Income from operations - Other business income (expenses) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Result on disposal of businesses:
income	€ 27	€ 50	€ 4
expenses	(14)	0
Result on disposal of fixed assets:
income	3	12	3
expenses	0	(1)	(1)
Result on other remaining businesses:
income	560	49	121
expenses	(1,005)	(643)	(109)
Other business income (expenses)	(429)	(533)	18
Total other business income	590	112	127
Total other business expenses	€ (1,019)	€ (645)	€ (109)